OTHER NON-CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2025
Other Liabilities Disclosure [Abstract]
OTHER NON-CURRENT LIABILITIES

13. OTHER NON-CURRENT LIABILITIES

Other non-current liabilities consisted of the following:

	As of December 31,
	2024	2025
Long-term payments of leaseback(1)	$270,412	$-
Deposit	36,354	11,654
Total	$306,766	$11,654

(1)	As of December 31, 2025, all outstanding obligations under these sale-leaseback arrangements are scheduled to mature in full during 2026.

In accordance with ASC 210-10 Balance Sheet Classification and ASC 842-40 Sale-Leaseback Transactions, the entire outstanding balance of these lease-related obligations is classified as current (short-term) liabilities in the consolidated balance sheet as of December 31, 2025, with no portion presented as non-current long-term liabilities. Further details on these obligations are included in Note 12: Accrued Expenses and Other Liabilities.

MKDWELL TECH INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)